Organization and Business Description - Schedule of Subsidiaries and Variable Interest Entities (Details)	12 Months Ended
Dec. 31, 2025
Global Mentor Board Information Technology Limited (“GMB HK”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	March 22, 2019
Place of incorporation	HK
Percentage of effective ownership	100% by the Company
Principal Activities	Holding company
Alchemistica Inc. (“Alchemistica”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	August 5, 2025
Place of incorporation	The U.S.
Percentage of effective ownership	71% by the Company
Principal Activities	Business development on lithium battery materials
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 3, 2019
Place of incorporation	PRC
Percentage of effective ownership	100% by the Company
Principal Activities	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	December 22, 2021
Place of incorporation	PRC
Percentage of effective ownership	75% by the Company
Principal Activities	Educational consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	October 8, 2021
Place of incorporation	HK
Percentage of effective ownership	100% by the Company
Principal Activities	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	October 15, 2021
Place of incorporation	PRC
Percentage of effective ownership	100% by the Company
Principal Activities	New energy investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	November 23, 2021
Place of incorporation	PRC
Percentage of effective ownership	100% by the Company
Principal Activities	New energy investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	November 8, 2021
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by the VIE
Principal Activities	Manufacture of lithium battery materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	September 1, 2011, acquired through an asset acquisition on July 7, 2022
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by the VIE
Principal Activities	Manufacture of lithium battery materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	April 26, 2022
Place of incorporation	PRC
Percentage of effective ownership	20.07% by the Company, and 0.74% by the VIE
Principal Activities	Manufacture of lithium battery materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	December 13, 2022
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by the VIE
Principal Activities	Research and development
Shenzhen Sunrise Yitan New Energy Technology Co., Ltd. (“Sunrise Yitan”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 24, 2024
Place of incorporation	PRC
Percentage of effective ownership	25.58% by the Company, and 0.94% by the VIE
Principal Activities	Research and development of Sodium-ion battery
Shenzhen Sunrise Suiyuan New Materials Technology Co., Ltd. (“Sunrise Suiyuan”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 24, 2024
Place of incorporation	PRC
Percentage of effective ownership	25.58% by the Company, and 0.94% by the VIE
Principal Activities	Research and development of silicon carbon battery
Guizhou Chenhui Trading Co., Ltd. (“Sunrise Chenhui”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	March 25, 2024
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company and 1.45% by the VIE
Principal Activities	Sales of lithium battery materials
Guizhou Yihui New Energy Co., Ltd. [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	October 10, 2024
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by the VIE, disposal in January 2026
Principal Activities	Sales of lithium battery materials
Sunrise Anhui New Energy Materials Co., Ltd. (Sunrise Anhui ) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	January 21, 2025
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by the VIE
Principal Activities	Production of lithium battery materials
Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH” or “VIE”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	December 5, 2014
Place of incorporation	PRC
Percentage of effective ownership	N/A
Principal Activities	Knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	November 1, 2017
Place of incorporation	PRC
Percentage of effective ownership	100% by the VIE
Principal Activities	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 30, 2017
Place of incorporation	PRC
Percentage of effective ownership	51% by the VIE
Principal Activities	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 22, 2017
Place of incorporation	PRC
Percentage of effective ownership	51% by the VIE
Principal Activities	Cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”) [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 19, 2018
Place of incorporation	PRC
Percentage of effective ownership	51% by the VIE
Principal Activities	Information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	August 29, 2018
Place of incorporation	PRC
Percentage of effective ownership	30.6% by the VIE
Principal Activities	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	October 16, 2020
Place of incorporation	PRC
Percentage of effective ownership	100% by the VIE
Principal Activities	Technical services provider
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	November 29, 2021
Place of incorporation	PRC
Percentage of effective ownership	Disposed in March 2023
Principal Activities	Business incubation services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	July 27, 2021
Place of incorporation	PRC
Percentage of effective ownership	Deregistered in July 2023
Principal Activities	Enterprise information technology integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	January 7, 2022
Place of incorporation	PRC
Percentage of effective ownership	100% by the VIE
Principal Activities	Health services
Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	July 16, 2021
Place of incorporation	PRC
Percentage of effective ownership	100% by the VIE
Principal Activities	Health services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	March 4, 2022
Place of incorporation	PRC
Percentage of effective ownership	Deregistered in April 2023
Principal Activities	Agricultural technology service
Guizhou Yuanneng Zhihui Enterprise Management Partnership Enterprise (Limited Partnership) (“Guizhou Yuanneng”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	April 1, 2024
Place of incorporation	PRC
Percentage of effective ownership	94% by the VIE
Principal Activities	Holding company